Application of New and Amended International Financial Reporting Standards - Schedule of Anticipated Impacts on Assets, Liabilities and Equity from Retrospective Application of IFRS 16 (Detail)
$ in Millions, $ in Millions
	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Prepayments - current		$ 1,873	$ 61	$ 2,188
Property, plant and equipment		288,914	9,439	288,708
Deferred income tax assets		3,554	116	2,730
Prepayments - noncurrent		3,463	113	3,573
Contract liabilities - current		10,688	349	0
Other payables		23,315	762	25,001
Other current liabilities		1,382	45	1,081
Contract liabilities - noncurrent		2,595	85	0
Deferred income tax liabilities		1,992	65	1,430
Other noncurrent liabilities		4,793	157	3,458
Unappropriated earnings		66,626	2,177	54,633
NONCONTROLLING INTERESTS		9,857	$ 322	$ 8,474
IFRS 16 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Prepayments - current	$ 1,628	1,873
Property, plant and equipment	287,605	288,914
Right-of-use assets	12,163	0
Deferred income tax assets	3,580	3,554
Prepayments - noncurrent	3,049	3,463
Contract liabilities - current	10,902	10,688
Lease liabilities - current	3,394	0
Other payables	23,267	23,315
Other current liabilities	1,168	1,382
Contract liabilities - noncurrent	6,078	2,595
Deferred income tax liabilities	1,992	1,992
Lease liabilities - noncurrent	6,946	0
Other noncurrent liabilities	1,310	4,793
Unappropriated earnings	66,575	66,626
NONCONTROLLING INTERESTS	9,837	$ 9,857
IFRS 16 [Member] | Increase (Decrease) Due to Changes Required by IFRSs [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Prepayments - current	(245)
Property, plant and equipment	(1,309)
Right-of-use assets	12,163
Deferred income tax assets	26
Prepayments - noncurrent	(414)
Total effect on assets	10,221
Contract liabilities - current	214
Lease liabilities - current	3,394
Other payables	(48)
Other current liabilities	(214)
Contract liabilities - noncurrent	3,483
Lease liabilities - noncurrent	6,946
Other noncurrent liabilities	(3,483)
Total effect on liabilities	10,292
Unappropriated earnings	(51)
NONCONTROLLING INTERESTS	(20)
Total effect on equity	$ (71)